ACCOUNTS RECEIVABLE, NET (Details - Aging of doubtful accounts) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Allowance for doubtful accounts	$ 10,689	$ 7,692
Maturity Less than 30 Days [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Allowance for doubtful accounts	3,673	4,693
Maturity 31 To 60 Days [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Allowance for doubtful accounts	3,481	1,672
Maturity 61 To 90 Days [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Allowance for doubtful accounts	1,267	690
Maturity Greater than 90 Days [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Allowance for doubtful accounts	$ 2,268	$ 637